Document And Entity Information	3 Months Ended
Mar. 31, 2015
Document Information [Line Items]
Document Type	S-1
Document Period End Date	Mar. 31, 2015
Amendment Flag	false
Entity Registrant Name	CohBar, Inc.
Entity Central Index Key	0001522602
Entity Filer Category	Smaller Reporting Company